INVENTORIES - Schedule of composition of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Technical stock	$ 540,342	$ 438,717
Non-technical stock	52,538	39,072
Total	$ 592,880	$ 477,789